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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101
 General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment in securities markets outside the United States. It is intended for long-term investors seeking international diversification and willing to accept the risks associated with investments in smaller companies of foreign markets. Securities are selected on the basis of potential for capital appreciation without regard for current income and, at the time of purchase, have market capitalizations of $1.5 billion or less at the time of investment. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Schroder International Smaller Companies Portfolio (the 'Portfolio'), a series of a registered open-end investment company with substantially the same investment objective and policies as the Fund.

The enclosed report includes the financial statements of both the Fund and the Portfolio.

INVESTMENT ADVISER

Schroder Capital Management International Inc., the Investment Adviser, is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. At the end of the last calendar quarter, September 30, 1997, the Schroder Group had over $175 billion in assets under management. At the same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $28 billion under management.

                                                               December 19, 1997

Dear Shareholder:

     The environment over the fiscal year ended October 31, 1997 was not an easy one for international smaller companies, despite the continuing overall equity bull market. The Fund's return from inception on November 4, 1996 to the end of the fiscal year on October 31, 1997, was -7.73%. The unmanaged Salomon Brothers Extended Market Index(Registered), EPAC region ('EMI EPAC') against which the Fund is measured, fell by -4.57% for the same period. Over the six months ended October 31, 1997, the Fund returned -1.39% versus the Salomon EMI EPAC -0.79%.

     The fiscal year was characterized by low inflation, an improving outlook for G7 economies excluding Japan, a strong dollar, and a loose monetary environment. Corporate cashflow was strong with focus on globalization, consolidation and restructuring as the low inflation environment whittled away at companies' pricing power. Small companies found it hard to shine in this setting. Economic and earnings growth was more abundant in fiscal 1997 than in prior years; therefore, small growth companies have seemed less attractive than before. Smaller companies typically did not participate in the large sector restructurings of the past twelve months because they tend to operate in niches where scale arguments have far less force. Currency, a crucial factor in the performance of large companies in the European bloc, has not benefited smaller companies in general as they normally have a greater domestic exposure than their larger counterparts.

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Schroder International Smaller Companies Fund
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     Management's decision to overweight Continental Europe and underweight Asia ex-Japan added value to the Fund's performance. We were able to add value through stock selection in both the U.K. and Continental Europe. Even the environment for growth stocks throughout Europe was far from favorable, particularly for the export focused U.K. sector, as the sterling's strength posed a persistent problem.

     The Fund's overweight position in Japan was the main factor contributing to underperformance for the period. At the beginning of the fiscal year, management believed that the economic situation in Japan had stabilized and that valuations were compellingly attractive. Unfortunately, fiscal tightening and the recent Asian currency turmoil had a pronounced negative effect on the Japanese economy. The problems the country faced over the year were difficult to foresee twelve months ago and although the economic environment remains uncertain, valuations continue to look attractive with stocks now selling at fifteen times normalized earnings through March 1999.

     Thank you for your continued support and interest in the Schroder International Smaller Companies Fund.

                                         Sincerely,

                                         /s/ Mark J. Smith

                                         Mark J. Smith
                                         President

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Schroder International Smaller Companies Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of October 31, 1997)

Q: Earlier in the year the Fund was overweight in Hong Kong and Japan relative to its benchmark, the Salomon Brothers EMI EPAC. How did the Fund position itself over the past six months in these regions?

A: The Fund reduced its weighting in Hong Kong and is now underweight versus its benchmark. Although management does not believe that Hong Kong's currency peg to the U.S. dollar will break, we do think that the competitive devaluations in the region may affect small manufacturers. We also expect that small property companies will feel the effects of the correction in the physical property market. Management has maintained the overweight position in Japan in the belief that valuations are too attractive to warrant a deep reduction in exposure.

Q: Small capitalization stock returns were modest in the U.K. for the six months ended April 30, 1997 due to the anticipation of rising interest rates and the sterling's strength. Was there an improvement in small capitalization stock returns over the past six months?

A: Yes, there was an improvement in the performance of U.K. small stocks in the past six months. This was partially due to a slowdown in the sterling's rise and strong domestic economic growth. Performance in October was particularly strong with a return of 6% for the Fund's stocks despite extreme stock market volatility.

Q: Looking ahead six months, what is the Fund's investment strategy?

A: Fund management expects a more favorable environment for smaller capitalization stocks over the next six months. In particular, we believe that concerns over valuation and a general lack of pricing flexibility will focus investor's attention on stable growth companies, such as those in the portfolio. Given the market environment, management plans to continue favoring Europe, adding to the U.K. where appropriate, and shifting out of cyclical European markets such as Germany and the Netherlands into those with a greater domestic focus including France, Italy, and Sweden.

     The views expressed in this report were those of the Fund's portfolio managers as of October 31, 1997, and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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                                       3


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Schroder International Smaller Companies Fund
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     INVESTMENT ADVISER'S REPORT - COMPARISON OF CHANGE IN VALUE OF $10,000
                                   INVESTMENT

The following information compares a change in value of a $10,000 investment in the Fund with the performance of the Salomon Brothers Extended Market Index, EPAC region (the 'EMI EPAC'). The EMI EPAC is the portion of the Salomon Brothers Broad Market Index related to companies with small index capitalization in approximately 22 European and Pacific Basin countries. The EMI EPAC represents the smallest companies in each country based on total market capital having in the aggregate 20% of the cumulative available market capital in such country. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. The Schroder International Smaller Companies Fund's average annual return from inception to the calendar quarter ended September 30, 1997 was -4.76%. Past performance cannot predict nor guarantee future results.

                                 [LINE GRAPH]
  Schroder International Smaller Companies Fund vs Salomon Brothers EMI EPAC

Investment Value on 10/31/97
----------------------------
Schroder International Smaller Companies Fund       $9,227
Salomon Brothers EMI EPAC                           $9,543

Average Annual Total Return on 10/31/97
---------------------------------------             1 Year
                                                    ------
Schroder International Smaller Companies Fund       -7.73%(a)
Salomon Brothers EMI EPAC                           -4.57%

                 Schroder International         Salomon Brothers
  Date           Smaller Companies Fund             EPAC EMI
  ----           ----------------------         ----------------

11/04/96               $10,000.00                  $10,000.00
11/30/96                 9,970.00                   10,147.00
12/31/96                 9,917.78                    9,962.00
01/31/97                 9,527.47                    9,697.00
02/28/97                 9,677.59                    9,875.00
03/31/97                 9,637.56                    9,765.00
04/30/97                 9,357.34                    9,619.00
05/31/97                 9,997.84                   10,226.00
06/30/97                10,288.07                   10,469.00
07/31/97                 9,947.80                   10,265.00
08/31/97                 9,477.43                    9,804.00

09/31/97                 9,567.50                    9,932.00
10/31/97                 9,227.24                    9,543.00

(a) For the period November 4, 1996 (commencement of operations) through October 31, 1997.

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                                       4

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Schroder International Smaller Companies Fund
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          PORTFOLIO CHARACTERISTICS AS OF OCTOBER 31, 1997 (UNAUDITED)

                    COUNTRY WEIGHTINGS
                                                  SALOMON
                                                  BROTHERS
COUNTRY                        % OF NET ASSETS    EMI EPAC
----------------------------------------------------------
Japan                                28.1%          23.3%
United Kingdom                       20.8%          28.4%
France                               11.0%           5.9%
Germany                              10.6%           7.5%
Switzerland                           7.6%           8.2%
Netherlands                           6.3%           5.6%
Italy                                 4.0%           2.8%
Hong Kong                             2.9%           3.3%
Finland                               1.5%           1.0%
Denmark                               1.4%           0.8%
Sweden                                1.2%           3.1%
Singapore                             0.7%           0.6%
Malaysia                              0.6%           0.9%
Cash and Other Net Assets             3.3%           0.0%
                               ---------------
Total                               100.0%
                               ---------------
                               ---------------

                  INVESTMENT BY INDUSTRY
INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Services                                        21.96%
Capital Equipment                               17.62%
Consumer Durables                               13.59%
Materials                                       10.91%
Retail                                           9.01%
Finance                                          8.16%
Manufacturing                                    5.42%
Consumer Non-Durables                            4.76%
Machinery                                        4.37%
Multi-Industry                                   0.93%

Cash and Other Net Assets                        3.27%
                                           ---------------
Total                                           100.0%
                                           ---------------
                                           ---------------

                     TOP TEN HOLDINGS
SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Lapeyre SA (Fr)                                  1.89%
Whatman plc (U.K.)                               1.79%
Hugo Boss AG (Ger)                               1.67%
Gewiss SpA (It)                                  1.66%
Sto AG Pfd. (Ger)                                1.65%
Safra Republic Holdings SA (Swtz)                1.63%
Devro plc (U.K.)                                 1.60%
Bespak plc (U.K.)                                1.58%
Volker Stevin N.V. (Net)                         1.51%
Taylor Nelson AGB plc (U.K.)                     1.51%
                                           ---------------
Total                                           16.49%
                                           ---------------
                                           ---------------

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                                       5

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Schroder International Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
         Investments (Notes 1 and 2):
            Investment in Schroder International Smaller Companies
              Portfolio (the 'Portfolio')                                     $ 6,825,551
         Receivable from administrator (Note 4)                                    34,442
         Organization costs, net of amortization (Note 2)                          12,088
                                                                              -----------

                              Total Assets                                      6,872,081
                                                                              -----------

LIABILITIES:
         Payable to subadministrator (Note 3)                                         451
         Accrued expenses and other liabilities                                    35,546
                                                                              -----------

                              Total Liabilities                                    35,997
                                                                              -----------

                              Net Assets                                      $ 6,836,084
                                                                              -----------
                                                                              -----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                      $ 7,402,031
         Undistributed net investment income (loss)                                 9,567
         Accumulated net realized gain (loss)                                     377,721
         Net unrealized appreciation (depreciation) on investments               (953,235)
                                                                              -----------

                              Net Assets                                      $ 6,836,084
                                                                              -----------
                                                                              -----------
SHARES OF BENEFICIAL INTEREST                                                     741,676

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)                       $      9.22

    The accompanying notes are an integral part of the financial statements.

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                                       6

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Schroder International Smaller Companies Fund
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STATEMENT OF OPERATIONS

                                                                                     For the Period
                                                                                    November 4, 1996
                                                                              (commencement of operations)
                                                                                  to October 31, 1997
                                                                              ----------------------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
         Dividend income (net of foreign withholding taxes of $13,842)                 $  100,427
         Interest income                                                                   20,623
         Net expenses                                                                     (84,784)
                                                                                     ------------
                              Net Investment Income Allocated from the
                                Portfolio                                                  36,266
                                                                                     ------------
EXPENSES:
         Administration (Note 3)                                                            7,352
         Subadministration (Note 3)                                                         5,009
         Transfer agency (Note 3)                                                          12,487
         Accounting (Note 3)                                                               11,867
         Legal                                                                                623
         Audit                                                                              9,103
         Registration                                                                      10,118
         Reporting                                                                         25,580
         Trustees                                                                             147
         Amortization of organization costs (Note 2)                                        3,022
         Miscellaneous                                                                        853
                                                                                     ------------
                              Total Expenses                                               86,161
         Fees waived and expenses reimbursed (Note 4)                                     (64,963)
                                                                                     ------------
                              Net Expenses                                                 21,198
                                                                                     ------------

NET INVESTMENT INCOME (LOSS)                                                               15,068
                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
         Net realized gain (loss) on investments sold                                     377,721
         Net realized gain (loss) on foreign currency transactions                            (74)
                                                                                     ------------
                              Net realized gain (loss) on investments and
                                foreign currency transactions                             377,647
                                                                                     ------------
         Net change in unrealized appreciation (depreciation) on
           investments                                                                   (953,435)

         Net change in unrealized appreciation (depreciation) on foreign
           currency transactions                                                              200
                                                                                     ------------
                              Net change in unrealized appreciation
                                (depreciation) on investments and foreign
                                currency transactions                                    (953,235)
                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                       (575,588)
                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        $ (560,520)
                                                                                     ------------
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

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                                       7

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Schroder International Smaller Companies Fund
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STATEMENT OF CHANGES IN NET ASSETS

                                                                                              For the Period
                                                                                             November 4, 1996
                                                                                       (commencement of operations)
                                                                                           to October 31, 1997
                                                                                       ----------------------------
NET ASSETS, BEGINNING OF PERIOD                                                                 $       --
                                                                                             -------------
OPERATIONS:
         Net investment income (loss)                                                               15,068
         Net realized gain (loss) on investments sold                                              377,647
         Net change in unrealized appreciation (depreciation) on investments                      (953,235)
                                                                                             -------------
         Net increase (decrease) in net assets resulting from operations                          (560,520)
                                                                                             -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                                                                      (5,427)
                                                                                             -------------
CAPITAL SHARE TRANSACTIONS:
         Sale of shares                                                                          7,555,555
         Redemption of shares                                                                     (153,524)
                                                                                             -------------
         Net increase (decrease) from capital share transactions                                 7,402,031
                                                                                             -------------
         Net increase (decrease) in net assets                                                   6,836,084
                                                                                             -------------
                                                                                             -------------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                                                    $6,836,084
                                                                                             -------------
                                                                                             -------------
(A) Accumulated undistributed net investment income (loss)                                      $    9,567
                                                                                             -------------
                                                                                             -------------
SHARE TRANSACTIONS
         Sale of shares                                                                            757,675
         Redemption of shares                                                                      (15,999)
                                                                                             -------------
         Net increase (decrease) in shares                                                         741,676
                                                                                             -------------
                                                                                             -------------

    The accompanying notes are an integral part of the financial statements.

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                                       8

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Schroder International Smaller Companies Fund
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FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout the period:

                                                                                  For the Period
                                                                                 November 4, 1996
                                                                                      through
                                                                                October 31, 1997(a)
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $   10.00
                                                                                -------------------
Investment Operations
  Net Investment Income (Loss)                                                            0.02(b)
  Net Realized and Unrealized Gain (Loss) on Investments                                 (0.79)
                                                                                -------------------
Total from Investment Operations                                                         (0.77)
                                                                                -------------------
Distributions From
  Net Investment Income                                                                  (0.01)
                                                                                -------------------
Net Asset Value, End of Period                                                       $    9.22
                                                                                -------------------
                                                                                -------------------

Total Return (c)                                                                       (7.73)%(d)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                           $   6,836
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver of fees                                        1.50%(b)(e)
  Expenses excluding reimbursement/waiver of fees                                        3.93%(b)(e)
  Net investment income (loss) including reimbursement/waiver of fees                    0.21%(b)(e)
Average Commission Rate Per Share (f)                                                $  0.0389
Portfolio Turnover Rate (g)                                                             32.30%

------------------

(a) The Fund commenced operations on November 4, 1996.

(b) Includes the Fund's proportionate share of income and expenses of the Portfolio.


(c) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).

(d) Not annualized.

(e) Annualized.

(f) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.

(g) Portfolio turnover rate represents the rate of portfolio activity of the Portfolio.

    The accompanying notes are an integral part of the financial statements.

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                                       9

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Schroder International Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has eight investment portfolios. Included in this report is the Schroder International Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on November 4, 1996. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of October 31, 1997, only Investor Shares had been issued.

   MASTER-FEEDER ARRANGEMENT

         The Fund seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, Schroder International Smaller Companies Portfolio (the 'Portfolio') of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 15 to 25 in this report and should be read in conjunction with the Fund's financial statements. The Fund owns substantially all of the interests in the Portfolio and may be deemed under certain circumstances, for purposes of the Act, to control the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION


         The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments

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                                       10

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Schroder International Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

   of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ('SCMI') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective November 26, 1996 and February 1, 1997, the Trust, on behalf of the Fund, entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, LLC ('Forum'). From November 26, 1996 through January 31, 1997, the Fund had a Subadministration Agreement with Forum Financial Services, Inc.(Registered) ('FFSI') that was identical in all material terms to the February 1, 1997 Agreement with Forum. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.10% of the average daily net assets of the Fund. For its services, Forum is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Fund.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(Registered) ('FFC'). The transfer agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         FFC is the Fund's fund accountant. For its services to the Fund, FFC is entitled to receive from the Fund a fee of $12,000 per year.

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                                       11

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Schroder International Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS  (CONTINUED)

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Schroder Advisors voluntarily has waived a portion of its fee and has assumed certain expenses of the Fund so that the Fund's total expenses, including indirect expenses borne by the Fund as a result of investing in the Portfolio, would not exceed 1.50% of the Fund's average daily net assets on an annual basis. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust who are not affiliated persons (as defined in the Act) of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended October 31, 1997, Schroder Advisors waived fees and reimbursed expenses of $7,063 and $57,900, respectively.

NOTE 5. BENEFICIAL INTEREST

         For the year ended October 31, 1997, there were two unaffiliated shareholders owning more than 10% of the Fund's net assets totaling 94.3%.

------------------------

SUPPLEMENTAL INFORMATION (UNAUDITED)

         A meeting of the Shareholders of the Schroder Capital Funds (Delaware) was held on December 9, 1997 at the offices of the Trust, 787 Seventh Avenue, New York, New York.

  PROXY VOTE

         The proxy had one proposal of which the following relate to the fund in this report.

  PROPOSAL 1.

         Election of Trustees. (For Shareholders of all Funds)

         Each nominee was elected by shareholders. The vote is listed below.

                                                                % OF TRUST
                                                   FOR            VOTED
                                                ----------      ----------
                 Hon. David N. Dinkins.....     14,626,220         42.12%
                 Mr. Peter S. Knight.......     14,626,220         42.12%
                 Ms. Sharon L. Haugh.......     14,626,220         42.12%

         The Trustees have approved a change in the calculation of fees payable to the Trustees of the Trust effective November 1, 1997. Fees will be calculated and payable as follows. Trustees will receive an annual retainer of $11,000 for their services as Trustees of all open end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Commitee for one or more of the investment companies will receive an additional $1,000 per year. Payment of the annual retainer will be allocated among the various investment companies based on their relative net assets. Payment of meeting fees will be allocated only among those investment companies to which the meeting relates.

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                                       12

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Schroder International Smaller Companies Fund
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SUPPLEMENTAL INFORMATION (UNAUDITED) (CONTINUED)

  SPECIAL 1997 TAX INFORMATION

         The Fund intends to elect to pass through the credit for taxes paid in foreign countries during its fiscal year ended October 31, 1997. In accordance with current tax laws, the foreign income and foreign tax per share (for a share outstanding October 31, 1997) is as follows:

                 COUNTRY           DIVIDENDS    FOREIGN TAX     COUNTRY           DIVIDENDS    FOREIGN TAX
                 ---------------   ---------    -----------     --------------    ---------    -----------
                 Denmark            $0.0016       $0.0002       Malaysia           $0.0020       $0.0006
                 Finland             0.0026        0.0004       Netherlands         0.0022        0.0003
                 France              0.0019        0.0080       Singapore           0.0016        0.0002
                 Germany             0.0149        0.0017       Spain               0.0023        0.0004
                 Hong Kong           0.0147        0.0000       Sweden              0.0024        0.0004
                 Italy               0.0029        0.0005       Switzerland         0.0031        0.0006
                 Japan               0.0223        0.0033       United Kingdom      0.0390        0.0060
                                                                                  ---------    -----------
                                                                Total              $0.1135       $0.0226
                                                                                  ---------    -----------
                                                                                  ---------    -----------

         The pass through of foreign tax credit will affect only those shareholders of the Fund who are holders on the dividend record date in December 1997. Accordingly, shareholders will receive more detailed information along with their form 1099-DIV in January 1998.

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds (Delaware) and Shareholders of Schroder International Smaller Companies Fund:

     We have audited the accompanying statement of assets and liabilities of the Schroder International Smaller Companies Fund (a separately managed portfolio of Schroder Capital Funds (Delaware)), as of October 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 4, 1996 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Schroder International Smaller Companies Fund as of October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from November 4, 1996 (commencement of operations) to October 31, 1997, in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.

Boston, Massachusetts
December 19, 1997

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 1997

          STOCKS - 96.7%
SHARES                                     VALUE US$
-------                                    ------------
          DENMARK - 1.4%
          COMMON STOCK
  2,000   Carli Gry International AS
            Consumer Durables              $     98,927
                                           ------------
          FINLAND - 1.5%
          COMMON STOCK
  1,750   KCI Konecranes International
            Machinery                            66,040
  1,850   The Rauma Group
            Capital Equipment                    34,728
                                           ------------
                                                100,768
                                           ------------
          FRANCE - 11.0%
          COMMON STOCK
    900   Gascogne SA
            Retail                               81,932
  2,200   Gautier France SA
            Consumer Durables                    92,571
  1,500   Genset SA (a)
            Consumer Durables                    84,825
  2,200   Lapeyre SA
            Materials                           128,805
    500   Manitou B.F. SA
            Capital Equipment                    64,628
  1,500   Regional Airlines SA
            Services                             70,413
  3,000   Servant Soft SA
            Services                             80,264
  2,800   Societe Generale d'Enterprises
            SA (a)
            Materials                            71,897
  2,200   Sommer Allibert
            Consumer Durables                    74,531
                                           ------------
                                                749,866
                                           ------------
          GERMANY - 10.6%
          COMMON STOCK
    180   Buderus AG
            Manufacturing                        87,427

    600   Jungheinrich AG
            Manufacturing                        94,121
    700   Rhoen - Klinikum AG
            Consumer Durables                    67,104
          PREFERRED STOCK
     90   Hugo Boss AG
            Consumer Durables                   113,990
    300   KSB AG Pfd
            Capital Equipment                    76,691
    400   Marschollek Lautenschlaeger und
            Partner AG
            Finance                              91,796


SHARES                                      VALUE US$
-------                                    ------------
          GERMANY (CONCLUDED)
  1,900   Moebel Walther AG
            Retail                         $     77,272
    280   Sto AG Pfd.
            Materials                           112,736
                                           ------------
                                                721,137
                                           ------------
          HONG KONG - 2.9%
          COMMON STOCK
110,000   Chen Hsong Holdings Ltd.
            Capital Equipment                    42,694
 57,200   HKR International Ltd.
            Finance                              37,741
 35,000   Varitronix International Ltd.
            Manufacturing                        57,960
 83,000   YGM Trading Ltd.
            Retail                               60,133
                                           ------------
                                                198,528
                                           ------------
          ITALY - 4.0%
          COMMON STOCK
  6,900   Brembo SpA
            Consumer Durables                    68,790
  5,810   Gewiss SpA
            Consumer Durables                   113,439
  4,000   Industrie Natuzzi SpA ADR
            Retail                               89,500
                                           ------------
                                                271,729
                                           ------------
          JAPAN - 28.1%
          COMMON STOCK
  5,000   Aichi Toyota Motor Co. Ltd.
            Capital Equipment                    54,045
 14,300   Airport Facilities Co. Ltd.
            Services                             51,127

  8,000   Amada Metrecs Co. Ltd.
            Machinery                            58,867
  5,000   Arcland Sakamoto
            Retail                               43,651
 11,000   Canon Copyer Sales Co.
            Capital Equipment                    74,998
  6,000   Charle Co.
            Retail                               55,874
    200   Chubu - Nippon Broadcast Co.
            Ltd.
            Services                              2,994
 14,000   Daidoh Ltd.
            Materials                            62,277
  8,000   Diamond City Co.
            Finance                              31,928
  6,000   Eiden Sakakiya Co. Ltd.
            Retail                               33,175

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONTINUED)
AS OF OCTOBER 31, 1997

SHARES                                      VALUE US$
-------                                    ------------
          JAPAN (CONTINUED)
  3,000   Glory Ltd.
            Machinery                      $     49,139
 11,000   Hitachi Transport System
            Services                             99,692
 12,000   Idec Izumi
            Machinery                            69,344
  4,000   Inaba Denkisangyo Co.
            Capital Equipment                    44,899
  9,000   Inabata & Co.
            Consumer Durables                    47,069
  5,000   Kansai Kosaido Co. Ltd.
            Capital Equipment                    47,394
  5,000   Mandom Corp.
            Consumer Non-Durables                46,978
  6,000   Maruzen Co. Ltd.
            Capital Equipment                    21,950
  2,000   Meiko Shokai
            Capital Equipment                    61,528
  3,000   Mirai Industry Co. Ltd.
            Manufacturing                        41,407
  1,000   Nagaileben Co. Ltd.
            Consumer Durables                    28,685

  9,000   Nippon Cable System
            Capital Equipment                    69,219
  6,000   Nishio Rent All Co.
            Capital Equipment                    56,872
 16,000   Nissan Fire & Marine Insurance
            Finance                              65,851
  8,000   Sanki Engineering
            Capital Equipment                    66,517
  5,000   Santen Pharmaceutical
            Consumer Durables                    88,551
 10,000   Sumitomo Warehouse
            Services                             49,638
 12,000   Tachibana Shokai
            Services                             81,816
  1,000   Tachihi Enterprise Co. Ltd.
            Finance                              24,279
 14,000   Tokyo Soir
            Retail                               27,123
 13,000   Toyo Shutter
            Capital Equipment                    46,154
  3,500   Trusco Nakayama Corp.
            Services                             56,747
  7,000   Tsubaki Nakashima Co. Ltd.
            Capital Equipment                    48,018
  3,000   Tsutsumi Jewelry Co. Ltd.
            Capital Equipment                    41,906
 11,000   Yodogawa Steel Works
            Materials                            58,626
      6   Yoshinoya D & C Co. Ltd.
            Retail                               63,358

SHARES                                      VALUE US$
-------                                    ------------
          JAPAN (CONCLUDED)
  7,000   Yushiro Chemical Industry
            Materials                      $     44,816
                                           ------------
                                              1,916,512
                                           ------------
          MALAYSIA - 0.6%
          COMMON STOCK
 28,000   Nylex (Malaysia) Berhad
            Capital Equipment                    15,045
 26,000   Sime UEP Properties Berhad
            Finance                              24,060
                                           ------------
                                                 39,105
                                           ------------

          NETHERLANDS - 6.3%
          COMMON STOCK
  6,000   BE Semiconductor Industries N.V.
            (a)
            Capital Equipment                    89,658
  6,400   ICT Automatisering N.V. (a)
            Services                             77,498
  3,100   NBM-Amstelland N.V.
            Materials                            86,577
  3,000   Unique International N.V.
            Services                             74,664
  3,400   Volker Stevin N.V.
            Materials                           103,365
                                           ------------
                                                431,762
                                           ------------
          SINGAPORE - 0.7%
          COMMON STOCK
 19,000   Clipsal Industries Ltd.
            Consumer Durables                    49,210
                                           ------------
          SWEDEN - 1.2%
          COMMON STOCK
  8,000   Hemkopskedjan AB (a)
            Retail                               82,841
                                           ------------
          SWITZERLAND - 7.6%
          COMMON STOCK
    650   AGIE Charmilles Holding AG (a)
            Capital Equipment                    55,858
     35   Bobst SA
            Machinery                            54,641
     20   Gurit-Heberlein AG
            Multi-Industry                       63,378
      5   Lindt & Spruengli AG
            Consumer Non-Durables               100,258
     40   SEZ Holding AG
            Capital Equipment                    67,889
  1,000   Safra Republic Holdings SA
            Finance                             111,000

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  (CONCLUDED)
AS OF OCTOBER 31, 1997

SHARES                                      VALUE US$
-------                                    ------------
          SWITZERLAND (CONCLUDED)
    600   TAG Heuer International SA (a)
            Consumer Non-Durables          $     68,748
                                           ------------
                                                521,772
                                           ------------
          UNITED KINGDOM - 20.8%
          COMMON STOCK
  7,000   AEA Technology plc
            Services                             54,704
  9,900   Bespak plc
            Services                            107,916
 22,800   Blagden Industries plc
            Services                             65,001
  8,000   Candover Investments plc
            Finance                              96,327
 17,500   W. Canning plc
            Materials                            75,864
 17,600   Devro plc
            Consumer Non-Durables               109,059
 15,300   Helphire Group plc (a)
            Services                             58,886
  1,667   Lanica Trust (a) (b)
            Finance                               1,406
  5,700   Logica plc
            Services                             80,774
 14,300   London Clubs International plc
            Services                             74,702
  9,800   Low & Bonar plc
            Services                             52,098
  8,450   Oriflame International SA (b)
            Services                             68,020


SHARES                                      VALUE US$
-------                                    ------------
          UNITED KINGDOM (CONCLUDED)
 11,700   PSD Group plc
            Services                       $     77,797
 86,000   Rutland Trust plc
            Finance                              72,472
 10,500   Servisair plc
            Services                             59,869
 85,500   Taylor Nelson AGB plc
            Services                            102,878
 16,000   Ultra Electronics Holdings plc
            Manufacturing                        89,351
 14,300   Watmoughs Holdings plc
            Services                             51,080
  9,100   Whatman plc
            Capital Equipment                   122,082
                                           ------------
                                              1,420,286
                                           ------------
          Total Investments - 96.7%
            (cost $7,555,878)                 6,602,443
          Other Assets Less
            Liabilities - 3.3%                  223,108
                                           ------------
          Total Net Assets - 100.0%        $  6,825,551
                                           ------------
                                           ------------


------------------

(a) Non-income producing security.

(b) Valued pursuant to methodology approved by the Board of Trustees.

ADR - American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
         Investments (Note 2):
            Investments at cost                                              $  7,555,878
            Net unrealized appreciation (depreciation)                           (953,435)
                                                                             ------------
                              Total Investments at value                        6,602,443

         Cash                                                                     195,768
         Receivable from investment adviser (Note 6)                               30,753
         Receivable for dividends, tax reclaims and interest                       21,759
         Organization costs, net of amortization (Note 2)                          12,088
                                                                             ------------

                              Total Assets                                      6,862,811
                                                                             ------------
LIABILITIES:
         Payable to administrator (Note 3)                                            450
         Accrued expenses and other liabilities                                    36,810
                                                                             ------------

                              Total Liabilities                                    37,260
                                                                             ------------

                              Net Assets                                     $  6,825,551
                                                                             ------------
                                                                             ------------
COMPONENTS OF NET ASSETS:
         Investors' capital                                                  $  7,778,786
         Net unrealized appreciation (depreciation) on investments               (953,235)
                                                                             ------------

                              Net Assets                                     $  6,825,551
                                                                             ------------
                                                                             ------------

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                                For the Period
                                                                               November 4, 1996
                                                                         (commencement of operations)
                                                                             to October 31, 1997
                                                                         ----------------------------
INVESTMENT INCOME:
       Dividend income (net of foreign withholding taxes of $13,842)              $  100,427
       Interest income                                                                20,623
                                                                                ------------
                              Total Investment Income                                121,050
                                                                                ------------
EXPENSES:
       Investment advisory (Note 3)                                                   60,033
       Administration (Note 3)                                                        10,882
       Subadministration (Note 3)                                                      5,009
       Transfer agency (Note 3)                                                       11,906
       Custody                                                                         5,171
       Accounting (Note 3)                                                            59,333
       Legal                                                                             374
       Audit                                                                          23,900
       Pricing                                                                        11,037
       Trustees                                                                          538
       Amortization of organization costs (Note 2)                                     2,770
       Miscellaneous                                                                   1,056
                                                                                ------------
                              Total Expenses                                         192,009
       Fees waived and expenses reimbursed (Note 6)                                 (107,225)
                                                                                ------------
                              Net Expenses                                            84,784
                                                                                ------------
NET INVESTMENT INCOME (LOSS)                                                          36,266
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS:
       Net realized gain (loss) on investments sold                                  377,721
       Net realized gain (loss) on foreign currency transactions                         (74)
                                                                                ------------
                              Net realized gain (loss) on investments
                                and foreign currency transactions                    377,647
                                                                                ------------

       Net change in unrealized appreciation (depreciation) on
          investments                                                               (953,435)
       Net change in unrealized appreciation (depreciation) on foreign
          currency transactions                                                          200
                                                                                ------------
                              Net change in unrealized appreciation
                                (depreciation) on investments and
                                foreign currency transactions                       (953,235)
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS                                               (575,588)
                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ (539,322)
                                                                                ------------
                                                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          For the Period
                                                                                         November 4, 1996
                                                                                   (commencement of operations)
                                                                                       to October 31, 1997
                                                                                   ----------------------------

NET ASSETS, BEGINNING OF PERIOD                                                             $       --
                                                                                         -------------
OPERATIONS:
         Net investment income (loss)                                                           36,266
         Net realized gain (loss) on investments sold                                          377,647
         Net change in unrealized appreciation (depreciation) on investments                  (953,235)
                                                                                         -------------
         Net increase (decrease) in net assets resulting from operations                      (539,322)
                                                                                         -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                                       7,554,417
         Withdrawals                                                                          (189,544)
                                                                                         -------------
         Net increase (decrease) in net assets from transactions in investors'
           beneficial interest                                                               7,364,873
                                                                                         -------------
         Net increase (decrease) in net assets                                               6,825,551
                                                                                         -------------
NET ASSETS, END OF PERIOD                                                                   $6,825,551
                                                                                         -------------
                                                                                         -------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     Portfolio performance for the period:

                                                                                           For the Period
                                                                                          November 4, 1996
                                                                                              through
                                                                                        October 31, 1997(a)
------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver of fees                                                1.20%(b)
  Expenses excluding reimbursement/waiver of fees                                                2.72%(b)
  Net investment income including reimbursement/waiver of fees                                   0.51%(b)

Average Commission Rate Per Share (c)                                                         $ 0.0389
Portfolio Turnover Rate                                                                         32.30%

------------------

(a) The Portfolio commenced operations on November 4, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, managment investment company under the Investment Company Act of 1940, currently has six investment portfolios. Included in this report is Schroder International Smaller Companies Portfolio (the 'Portfolio'), a diversified portfolio that commenced operations on November 4, 1996. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by Schroder Core's Board of Trustees. Fair valued securities represented approximately 1.05% of total investments at October 31, 1997.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   EXPENSE ALLOCATION

         Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios.

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.


NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         Schroder Capital Management International Inc. ('SCMI') is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.85% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective November 26, 1996 and February 1, 1997, Schroder Core, on behalf of Portfolio, entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, LLC ('Forum'). From November 26, 1996 through January 31, 1997, the Portfolio had a Subadministration Agreement with Forum Financial Services, Inc. ('FFSI') that was identical in all material terms to the February 1, 1997 Agreement with Forum. For its services, Schroder Advisors is entitled to receive compensation at an annual rate, payable monthly, of 0.15% of the average daily net assets of the Portfolio. For its services, Forum is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Portfolio.

   TRANSFER AGENT

         Forum Financial Corp.(Registered) ('FFC') serves as the Portfolio's transfer agent and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the year ended October 31, 1997 aggregated $9,392,808 and $2,214,651, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of October 31, 1997 was $7,555,878 and the net unrealized depreciation of investment securities was $953,435. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $481,076, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,434,511.

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI voluntarily has waived a portion of its advisory fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed 1.20% of the Portfolio's average daily net assets. Schroder Advisors, SCMI, Forum and FFC may waive voluntarily all or a portion of their fees from time to time. For the period ended October 31, 1997, fees waived and expenses reimbursed were as follows:

                                                   WAIVED     REIMBURSED
                                                   -------    ----------
              SCMI                                 $60,033     $ 36,598
              Schroder Advisors                     10,594           --

NOTE 7. CONCENTRATION OF RISK

         The Portfolio has a relatively large concentration of portfolio securities invested in companies domiciled in Japan and the United Kingdom. The Portfolio may be more susceptible to political, social and economic events adversely affecting Japanese and United Kingdom companies than portfolios not so concentrated.

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Schroder Capital Funds and Investors of Schroder International Smaller Companies Portfolio:

     We have audited the accompanying statement of assets and liabilities of the Schroder International Smaller Companies Portfolio (a separate portfolio of Schroder Capital Funds), including the schedule of investments, as of October 31, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 4, 1996 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Schroder International Smaller Companies Portfolio as of October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from November 4, 1996 (commencement of operations) to October 31, 1997, in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.

Boston, Massachusetts
December 19, 1997

--------------------------------------------------------------------------------
                                       25

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Thomas G. Sheehan
  Assistant Treasurer
  Assistant Secretary
Catherine S. Wooledge
  Assistant Treasurer
  Assistant Secretary
Barbara Gottlieb
  Assistant Secretary
Mary Kunkemueller
  Assistant Secretary
Gerardo Machado
  Assistant Secretary

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN

The Chase Manhattan Bank
Global Custody Division
125 London Wall
London EC2Y 5AJ, United Kingdom

TRANSFER AND DIVIDEND
DISBURSING AGENT

Forum Financial Corp.
Two Portland Square
Portland, Maine 04101

COUNSEL

Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder International Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

ISCANN1097


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Schroder
International
Smaller Companies
Fund


ANNUAL REPORT
October 31, 1997

Schroder Capital Funds (Delaware)